Investment Securities	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Investment Securities

4. INVESTMENT SECURITIES

The amortized cost of investment securities and the approximate fair value at December 31, 2016 and 2015 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Available for sale:
U.S. Treasury securities	$2,498	$—	$—	$2,498
U.S. Government agency securities	—	—	—	—
U.S. Government agency mortgage-backed securities	246,535	583	(2,574)	244,544
Other mortgage-backed securities	115	—	(1)	114
Trust preferred securities	12,023	—	(2,172)	9,851
Collateralized loan obligations	37,471	8	(160)	37,319
Other securities	1,386	—	(26)	1,360
Total available for sale	300,028	591	(4,933)	295,686
Held to maturity:
Other securities	250	—	—	250
Total held to maturity	250	—	—	250
Total investment securities	$300,278	$591	$(4,933)	$295,936
December 31, 2015
Available for sale:
U.S. Treasury securities	$2,494	$—	$(10)	$2,484
U.S. Government agency securities	4,976	—	(74)	4,902
U.S. Government agency mortgage-backed securities	205,586	1,082	(1,156)	205,512
Other mortgage-backed securities	183	—	(1)	182
Trust preferred securities	12,018	—	(1,844)	10,174
Collateralized loan obligations	59,956	—	(960)	58,996
Other securities	625	—	—	625
Total available for sale	285,838	1,082	(4,045)	282,875
Held to maturity:
Other securities	250	—	—	250
Total held to maturity	250	—	—	250
Total investment securities	$286,088	$1,082	$(4,045)	$283,125

4. INVESTMENT SECURITIES (Continued)

During 2016, the Company had one security called prior to maturity for $5.0 million of gross proceeds, six available-for-sale securities were sold prior to maturity for gross proceeds of $30.3 million, which resulted in net realized gains of $39 thousand. Additionally the Bank had one security mature in 2016 for gross proceeds of $248 thousand. During 2015, the Company had two securities called prior to maturity for gross proceeds of $130 thousand and a gain of $2 thousand, 103 available for sale securities were sold prior to maturity for gross proceeds of $42.8 million, which resulted in gross realized gains of $1.3 million. The Company received gross proceeds of $2.5 million due to the maturity of one security. The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Government agency mortgage-backed securities	$108,070	$(1,683)	$54,643	$(891)	$162,713	$(2,574)
Other mortgage-backed securities	—	—	114	(1)	114	(1)
Trust preferred securities	—	—	9,851	(2,172)	9,851	(2,172)
Collateralized loan obligations	—	—	33,825	(160)	33,825	(160)
Other securities	975	(26)	—	—	975	(26)
Total	$109,045	$(1,709)	$98,433	$(3,224)	$207,478	$(4,933)
December 31, 2015
U.S. Treasury securities	$2,484	$(10)	$—	$—	$2,484	$(10)
U.S. Government agency securities	—	—	4,902	(74)	4,902	(74)
U.S. Government agency mortgage-backed securities	56,753	(254)	27,028	(902)	83,781	(1,156)
Other mortgage-backed securities	182	(1)	—	—	182	(1)
Trust preferred securities	—	—	10,175	(1,844)	10,175	(1,844)
Collateralized loan obligations	12,864	(135)	46,133	(825)	58,997	(960)
Total	$72,283	$(400)	$88,238	$(3,645)	$160,521	$(4,045)

The Company determines whether unrealized losses are temporary in nature in accordance with FASB ASC 325-40, when applicable, and FASB ASC 320-10, Investments - Overall, (“FASB ASC 320-10”). The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other factors and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer.

FASB ASC 320-10 requires the Company to assess if an OTTI exists by considering whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before recovery. If either of these situations applies, the guidance requires the Company to record an OTTI charge to earnings on debt securities for the difference between the amortized cost basis of the security and the fair value of the security. If neither of these situations applies, the Company is required to assess whether it is expected to recover the entire amortized cost basis of the security. If the Company is not expected to recover the entire amortized cost basis of the security, the guidance requires the Company to bifurcate the identified OTTI into a credit loss component and a component representing loss related to other factors. A discount rate is applied which equals the effective yield of the security. The difference between the present value of the expected flows and the amortized book value is considered a credit loss, which would be recorded through earnings as an OTTI charge. When a market price is not readily available, the market value of the security is determined using the same expected cash flows; the discount rate is a rate the Company determines from the open market and other sources as appropriate for the security. The difference between the market value and the present value of cash flows expected to be collected is recognized in accumulated other comprehensive loss on the consolidated statements of financial condition.

As of December 31, 2016, the Company’s cumulative OTTI was $1.2 million. There were no OTTI charges recognized in earnings as a result of credit losses on investments in the years ended December 31, 2016, 2015 and 2014.

4. INVESTMENT SECURITIES (Continued)

U.S. Government Agency Mortgage-Backed Securities. At December 31, 2016, the gross unrealized loss in the category of less than 12 months of $1.7 million consisted of 16 mortgage-backed securities with an estimated fair value of $108.1 million issued and guaranteed by a U.S. Government sponsored agency. The gross unrealized loss in the category of 12 months or longer of $891 thousand consisted of 20 mortgage-backed securities with an estimated fair value of $54.6 million, issued and guaranteed by a U.S. Government sponsored agency. The Company monitors key credit metrics such as market rates and possible credit deterioration to determine if an OTTI exists. Upon evaluation, Management determined that interest rate changes and market conditions have driven the unrealized losses in these securities. As of December 31, 2016, management concluded that an OTTI did not exist on any of the aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell nor will it be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Collateralized Loan Obligations. At December 31, 2016, the gross unrealized loss in the category of 12 months or longer of $160 thousand consisted of three AAA and one AA-rated collateralized loan obligation security with an estimated fair value of $33.8 million. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. Upon evaluation, Management has determined that interest rate changes and market conditions have driven the unrealized losses in these securities. As of December 31, 2016, management concluded that an OTTI did not exist on any aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell nor will it be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

 Other Securities. At December 31, 2016, the gross unrealized loss in the category of less than 12 months of $26 thousand consisted of one security with an estimated fair value of $975 thousand issued and guaranteed by a U.S. Government sponsored agency.  The Company monitors key credit metrics such as market rates and possible credit deterioration to determine if an OTTI exists. Upon evaluation, Management has determined that interest rate changes and market conditions have driven the unrealized loss in this security. As of December 31, 2016, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend nor will it be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

Trust Preferred Securities. At December 31, 2016, the gross unrealized loss in the category of 12 months or longer of $2.2 million consisted of two trust preferred securities. The trust preferred securities are comprised of one non-rated single issuer security with an amortized cost of $3.2 million and estimated fair value of $3.2 million and one investment grade rated pooled security with an amortized cost of $8.8 million and estimated fair value of $6.7 million at December 31, 2016.

For the pooled security, the Company monitors each issuer in the collateral pool with respect to financial performance using data from the issuer’s most recent regulatory reports as well as information on issuer deferrals and defaults. Also the security structure is monitored with respect to collateral coverage and current levels of subordination. Expected future cash flows are projected assuming additional defaults and deferrals based on the performance of the collateral pool. The investment grade pooled security is in a senior position in the capital structure. The security had a 3.67 times principal coverage. As of the most recent reporting date interest has been paid in accordance with the terms of the security. The Company reviews projected cash flow analysis for adverse changes in the present value of projected future cash flows that may result in an other-than-temporary credit impairment to be recognized through earnings. The most recent valuations assumed no recovery on any defaulted collateral, no recovery on any deferring collateral and an additional 3.6% of defaults or deferrals every three years with no recovery rate. As of December 31, 2016, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

4. INVESTMENT SECURITIES (Continued)

The financial performance of the single issuer trust preferred security is monitored on a quarterly basis using data from the issuer’s most recent regulatory reports to assess the probability of cash flow impairment. Expected future cash flows are projected incorporating the contractual cash flow of the security adjusted, if necessary, for potential changes in the amount or timing of cash flows due to the underlying creditworthiness of the issuer and covenants in the security. During the year ended December 31, 2016, the Company did not record an OTTI credit-related charge related to this single issuer trust preferred security. Based on the Company’s most recent evaluation, the Company does not expect the issuer to default on the security based primarily on the issuer’s subsidiary bank reporting that it meets the minimum regulatory requirements to be considered a “well-capitalized” institution. The Company recognizes that the difficult economic environment and some weakened performance measures, while recently improving, increase the probability that a full recovery of principal may not be realized. The cumulative OTTI on this security as of December 31, 2016 was $1.2 million. Based upon the current capital position of the issuer, recent improvements in the financial performance of the issuer and the fact that the book value of the security approximates fair value, the Company concluded that an additional impairment charge is not warranted at December 31, 2016.

The amortized cost and estimated fair value of the Company’s investment securities at December 31, 2016, by contractual maturity, is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2016	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$2,635	$2,635	$250	$250
Due after one year through five years	248	248	—	—
Due after five years through ten years	37,471	37,319	—	—
Due after ten years	13,024	10,826	—	—
Total investment securities, excluding mortgage- backed securities	53,378	51,028	250	250
U.S. Government agency mortgage-backed securities	246,535	244,544	—	—
Other mortgage-backed securities	115	114	—	—
Total investment securities	$300,028	$295,686	$250	$250

At December 31, 2016, the Company had $13.8 million, amortized cost, and $13.9 million, estimated fair value, of investment securities pledged to secure public deposits. At December 31, 2016, the Company had $68.1 million, amortized cost, and $67.9 million, estimated fair value, of investment securities pledged as collateral on secured borrowings.